Concentrations and Risks - Schedule of the Customers Accounting of Total Revenue (Details) - Customer Concentration Risk [Member] - Revenue, Segment Benchmark [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer A [Member]
Concentration Risk [Line Items]
Total revenue	$ 637	$ 1,760	$ 1,916
Total revenue percentage	23.00%	41.00%	43.00%
Customer B [Member]
Concentration Risk [Line Items]
Total revenue	$ 591
Total revenue percentage	21.00%
Customer C - a related party [Member]
Concentration Risk [Line Items]
Total revenue	$ 527	$ 815
Total revenue percentage	19.00%	19.00%
Customer D [Member]
Concentration Risk [Line Items]
Total revenue	$ 388
Total revenue percentage	14.00%
Customer E [Member]
Concentration Risk [Line Items]
Total revenue	$ 309
Total revenue percentage	11.00%
Customer F [Member]
Concentration Risk [Line Items]
Total revenue		$ 1,100	$ 599
Total revenue percentage		26.00%	13.00%
Customer G [Member]
Concentration Risk [Line Items]
Total revenue			$ 498
Total revenue percentage			11.00%
Customer H [Member]
Concentration Risk [Line Items]
Total revenue			$ 500
Total revenue percentage			11.00%
Customer I [Member]
Concentration Risk [Line Items]
Total revenue			$ 451
Total revenue percentage			10.00%